Cash and cash equivalents	12 Months Ended
Mar. 31, 2025
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
8.	Cash and cash equivalents

Cash and cash equivalents as per consolidated statement of financial position, as of March 31, 2025 amounted to ₹
4,997,210
(March 31, 2024: ₹
4,105,489 and
March 31, 2023: ₹
3,650,446)
. This excludes cash-restricted of ₹ 453,800 (March 31, 2024: ₹ 440,445 and March 31, 2023: ₹ 1,194,787), representing deposits held under lien against working capital facilities availed and bank guarantees given by the Group towards future performance obligations
.

(a) Restricted cash

	March 31, 2025	March 31, 2024	March 31, 2023
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	453,800	440,445	1,194,787
Total restricted cash	453,800	440,445	1,194,787
(b) Non restricted cash
Current
Cash and bank balances	4,997,210	4,105,489	3,650,446
Other bank deposits (maturity period more than 3 months)	1,306,816	1,288,700	-
Total Non restricted cash	6,304,026	5,394,189	3,650,446
Total cash (a+b)	6,757,826	5,834,634	4,845,233
Bank overdraft used for cash management purposes	(326,327)	(486,888)	(951,504)
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	(453,800)	(440,445)	(1,194,787)
Other bank deposits (maturity period more than 3 months)	(1,306,816)	(1,288,700)	-
Cash and cash equivalents for the statement of cash flows	4,670,883	3,618,601	2,698,942